Issuances of Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Issuances of Securities
Issuances of Securities

Note 6. Issuances of Securities

Share issuances 2024

During the nine months ended September 30, 2024, the Company had the following common stock transactions:

•	4,850,000 shares of common stock were sold for $811,641, net of legal and administrative fees of $10,200, under the Company’s common stock purchase agreement with White Lion.

Share issuances 2025

During the nine months ended September 30, 2025, the Company had the following common stock transactions:

•	800,000 shares of common stock were sold to White Lion for proceeds of $63,308, net of legal and administrative fees of $2,400, under the Company’s common stock purchase agreement with White Lion.
•	757,031 shares of common stock were issued due to the conversion of convertible notes payable and accrued interest of $53,295.

White Lion Common Stock Purchase Agreement (CSPA)

On June 20, 2024, the Company and White Lion amended the CSPA (the “Second Amendment”) to provide that the purchase price to be paid by White Lion for shares of the Company’s common stock pursuant to the CSPA equals the lower of: (i) 93% of the volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares (or 95% of that volume-weighted average price if the Company’s common stock is trading on a national exchange), or (ii) the closing price of the common stock on the day the Company exercises its right to sell shares, subject to a floor price of $0.25 per share. The Second Amendment further provides that if the Company issues a share price purchase notice at a time that the Company’s common stock is trading below the floor price and White Lion waives the floor price condition, the purchase price to be paid by White Lion for such shares shall equal 90% multiplied by the lower of the (i) three lowest volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares, or (ii) most recent closing price of the Company’s common stock prior to White Lion’s receipt of a share price purchase notice.

On June 26, 2024, the Company filed a registration statement on Form S-1 to register for resale an additional 15,000,000 common shares related to CSPA. The Company's S-1 registration statement was declared effective by the SEC on July 29, 2024.

Restricted stock units

As of September 30, 2025 and December 31, 2024, the Company has 40,315,000 and 46,165,000 restricted stock units (RSUs) outstanding, respectively. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones (referred to in the RSU Agreements as Covered Transactions or Triggering Events).

During the nine months ended September 30, 2025, the Company terminated the services of one of its consultants who had an RSU agreement in place. Per the RSU agreement, all of the unvested RSU’s owed to the consultant vested immediately upon termination of services. This resulted in 975,000 RSU’s vesting and $692,250 of stock-based compensation being recorded, which was the fair value of the shares on the original grant date of the RSU agreement.

During the nine months ended September 30, 2025, the Board of Directors approved an amendment to a consultant’s RSU agreement.  The amendment resulted in 3,750,000 of RSU’s vesting during the current period and the remaining 2,750,000 vesting upon the achievement of certain Company objectives and milestones. Per ASC 718-20-35, the change in vesting conditions resulted in a modification of the stock-based compensation awards. The modification is considered a Type III modification as described in ASC 718-20-55 and resulted in recording $427,875 of stock-based compensation expense which was the fair value of the shares on the date of the modification.

 During the nine months ended September 30, 2025, an officer of the Company resigned from his position. This officer had an RSU agreement in place. Per the RSU agreement, all of the unvested RSU’s owed to the officer cancelled immediately upon resignation. This resulted in the cancelation of 1,125,000 RSU’s and $0 stock-based compensation being recorded.

Management is unable to predict if or when a Covered Transaction or Triggering Event under the RSU Agreements governing the restricted stock units will occur and as of September 30, 2025, there was $18,834,405 of unrecognized compensation cost related to unvested restricted stock unit awards.

Activity related to our restricted stock units during the nine months ended September 30, 2025 was as follows:

		Weighted
		Average
		Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2024	46,165,000	$0.55
Units granted	-	$-
Units Exercised/Released	(4,725,000)	$0.24
Units Cancelled/Forfeited	(1,125,000)	$0.99
Total awards outstanding at September 30, 2025	40,315,000	$0.48

Warrants

During the year ended December 31, 2024, the Company issued 412,500 warrants related to the sale of 825,000 units.  The Company valued the common stock and warrants issued in the sale of the units using the relative fair value method.  The warrants have a value of $5,990 and was recorded in additional paid-in capital.

Activity related to our warrants during the nine months ended September 30, 2025 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Total warrants outstanding at December 31, 2024	412,500	$0.14
Granted	-	$-
Exercised	-	$-
Cancelled/Forfeited	-	$-
Total warrants outstanding at September 30, 2025	412,500	$0.14

The fair value of each warrant on the date of grant is estimated using the Black-Scholes valuation model. The following weighted-average assumptions were used for the warrants granted during the year ended December 31, 2024:

Year Ended
December 31,
2024
Exercise price	$0.14
Expected term	1 year
Expected average volatility	90.88%
Expected dividend yield	-
Risk-free interest rate	4.17%

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2025:

Warrants Outstanding			Warrants Exercisable
Weighted Average
Number Warrants	Remaining Contractual	Weighted Average	Number	Weighted Average
	life (in years)	Exercise Price	of Shares	Exercise Price
412,500	1.25	$0.14	412,500	$0.14

Note 6. Issuances of Securities

Share Issuances 2023

During the year ended December 31, 2023, the Company had the following common stock transactions:

•

1,204,688 shares of common stock with a fair value of $271,031 were issued to officers and management of the Company to settle $218,250 of accrued liabilities (see Note 3) resulting in a loss on settlement of debt of $52,781.

•	712,500 shares of common stock with a fair value of $153,751 were issued to consultants to settle $126,000 of accrued liabilities resulting in a loss on debt settlement of $27,751.
•

10,145,000 shares of common stock were sold for $2,308,674 net of legal and administrative fees of $17,400 and which included a payment of $50,550 for a subscription receivable, under the Company’s common stock purchase agreement with White Lion.

•	1,850,000 shares of common stock with a fair value of $462,500 were issued to settle litigation (see Note 8).

Share issuances 2024

During the year ended December 31, 2024, the Company had the following common stock transactions:

• 5,300,000 shares of common stock were sold for $852,179, net of legal and administrative fees of $11,400, under the Company’s common stock purchase agreement with White Lion.
•

825,000 units were sold for $66,000.  A unit consists of 1 share of common stock and ½ of a warrant and the Company issued 825,000 shares of common stock and 412,500 warrants related to the sale of the units.  The Company used the relative fair method in valuing the common stock and warrants included in the sale of the units.   The common stock and warrants were valued at $60,010 and $5,990, respectively.

White Lion Common Stock Purchase Agreement (CSPA)

On September 1, 2022, the Company entered into a common stock purchase agreement (the “CSPA”) with White Lion Capital, LLC (“White Lion”). Pursuant to the CSPA, the Company has the right, but not the obligation, to require White Lion to purchase up to $10,000,000 of the Company’s common stock, subject to certain limitations and conditions set forth in the CSPA. The Company is required to register the resale of the shares issuable to White Lion under the CSPA with the U.S. Securities and Exchange Commission, as a condition to requesting White Lion purchase shares. On September 7, 2022, the Company filed a registration statement on Form S-3 to register for resale up to 15,000,000 common shares. The Company’s S-3 registration statement was declared effective by the SEC on September 19, 2022.

The Company has the right to terminate the CSPA at any time, at no cost or penalty, upon ten trading days prior written notice. Additionally, White Lion will have the right to terminate the CSPA in accordance with its terms for certain breaches of the CSPA by the Company, a Company bankruptcy filing, or the Company’s CEO, Principal Financial Officer or Director of Operations terminating their respective employment with the Company.

 On January 25, 2023, the Company and White Lion amended the CSPA (the "First Amendment") to provide that if the Company issues a share price purchase notice at a time that the Company's common stock is trading below the Floor Price and White Lion waives the Floor Price condition, the share purchase price multiplier for that transaction will be 90% instead of 93%.

On June 20, 2024, the Company and White Lion amended the CSPA (the “Second Amendment”) to provide that the purchase price to be paid by White Lion for shares of the Company’s common stock pursuant to the CSPA equals the lower of: (i) 93% of the volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares (or 95% of that volume-weighted average price if the Company’s common stock is trading on a national exchange), or (ii) the closing price of the common stock on the day the Company exercises its right to sell shares, subject to a floor price of $0.25 per share. The Second Amendment further provides that if the Company issues a share price purchase notice at a time that the Company’s common stock is trading below the floor price and White Lion waives the floor price condition, the purchase price to be paid by White Lion for such shares shall equal 90% multiplied by the lower of the (i) three lowest volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares, or (ii) most recent closing price of the Company’s common stock prior to White Lion’s receipt of a share price purchase notice.

On June 26, 2024, the Company filed a registration statement on Form S-1 to register for resale an additional 15,000,000 common shares related to CSPA. The Company's S-1 registration statement was declared effective by the SEC on July 29, 2024.

Restricted Stock Units

As of December 31, 2024 and December 31, 2023, the Company has 46,165,000 and 47,665,000 restricted stock units (RSU) outstanding, respectively. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

During the year ended December 31, 2024, the Company terminated the services of one of its consultants who had an RSU agreement in place. Per the RSU agreement, all of the unvested RSU’s owed to the consultant vested immediately upon termination of services. This resulted in 1,500,000 RSU’s vesting and $375,000 of stock-based compensation being recorded which was the fair value of the shares on the original grant date of the RSU agreement.

Management is unable to predict if or when a Covered Transaction or Triggering Event under the RSU Agreements governing the restricted stock units will occur and as of December 31, 2024, there was $24,938,630 of unrecognized compensation cost related to unvested restricted stock unit awards.

Activity related to our restricted stock units during the year ended December 31, 2023 was as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Total awards outstanding at December 31, 2022	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2023	47,665,000	$0.54

Activity related to our restricted stock units during the year ended December 31, 2024 was as follows:
		Weighted
		Average
		Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2023	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	(1,500,000)	$0.25
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2024	46,165,000	$0.55

Warrants

During the year ended December 31, 2024, the Company issued 412,500 warrants related to the sale of 825,000 units.  The Company valued the common stock and warrants issued in the sale of the units using the relative fair value method.  The warrants have a value of $5,990 and was recorded in additional paid-in capital.

Activity related to our warrants during the year ended December 31, 2024 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Total warrants outstanding at December 31, 2023	-	$-
Granted	412,500	$0.14
Exercised	-	$-
Cancelled/Forfeited	-	$-
Total warrants outstanding at December 31, 2024	412,500	$0.14

The fair value of each warrant on the date of grant is estimated using the Black-Scholes valuation model. The following weighted-average assumptions were used for the warrants granted during the year ended December 31, 2024:

Year Ended
December 31,
2024
Exercise price	$0.14
Expected term	1 year
Expected average volatility	90.88%
Expected dividend yield	-
Risk-free interest rate	4.17%

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2024:

Warrants Outstanding			Warrants Exercisable
Weighted Average
Number Warrants	Remaining Contractual	Weighted Average	Number	Weighted Average
	life (in years)	Exercise Price	of Shares	Exercise Price
412,500	2	$0.14	412,500	$0.14

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the warrants at December 31, 2024. As of December 31, 2024, the aggregate intrinsic value of warrants outstanding was approximately $0.